UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Large Cap Index Fund
Class A / NEIAX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 24	0.45%
Key Fund
Sta
tistics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's port
folio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional Class / NINDX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 11	0.20%
Key Fund Stat
ist
ics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha
nge.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional 2 Class / CLXRX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 11	0.20%
Key Fund S
tat
istics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund
Institutional 3 Class / CLPYX
Semiannual Shareholder Report | August 31, 2024
This
semiannual shareholder report
contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024
. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 11	0.20%
Key Fund
Stat
istics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Large Cap Index Fund
Semiannual Financial Statements and Additional Information
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Index Fund | 2024

Portfolio of Investments
August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	539,223	10,730,538
Verizon Communications, Inc.	316,552	13,225,542
Total		23,956,080
Entertainment 1.2%
Electronic Arts, Inc.	18,296	2,777,698
Live Nation Entertainment, Inc.(a)	10,712	1,046,241
Netflix, Inc.(a)	32,405	22,727,247
Take-Two Interactive Software, Inc.(a)	11,942	1,931,141
Walt Disney Co. (The)	137,100	12,391,098
Warner Bros Discovery, Inc.(a)	167,688	1,314,674
Total		42,188,099
Interactive Media & Services 6.1%
Alphabet, Inc., Class A	441,747	72,172,625
Alphabet, Inc., Class C	367,505	60,678,751
Match Group, Inc.(a)	19,979	743,419
Meta Platforms, Inc., Class A	164,805	85,914,494
Total		219,509,289
Media 0.5%
Charter Communications, Inc., Class A(a)	7,365	2,559,632
Comcast Corp., Class A	294,361	11,647,865
Fox Corp., Class A	17,383	719,135
Fox Corp., Class B	9,921	381,264
Interpublic Group of Companies, Inc. (The)	28,384	925,602
News Corp., Class A	28,518	807,915
News Corp., Class B	8,604	253,216
Omnicom Group, Inc.	14,727	1,479,032
Paramount Global, Class B	37,178	389,254
Total		19,162,915
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	38,776	7,705,567
Total Communication Services		312,521,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Automobile Components 0.1%
Aptiv PLC(a)	20,460	1,463,504
BorgWarner, Inc.	17,134	583,755
Total		2,047,259
Automobiles 1.4%
Ford Motor Co.	294,910	3,300,043
General Motors Co.	85,804	4,271,323
Tesla, Inc.(a)	208,660	44,676,193
Total		52,247,559
Broadline Retail 3.5%
Amazon.com, Inc.(a)	688,703	122,933,486
eBay, Inc.	38,053	2,248,932
Etsy, Inc.(a)	8,794	484,461
Total		125,666,879
Distributors 0.1%
Genuine Parts Co.	10,476	1,500,792
LKQ Corp.	20,063	834,420
Pool Corp.	2,882	1,013,369
Total		3,348,581
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	33,202	3,894,927
Booking Holdings, Inc.	2,552	9,976,355
Caesars Entertainment, Inc.(a)	16,275	612,591
Carnival Corp.(a)	75,962	1,253,373
Chipotle Mexican Grill, Inc.(a)	103,281	5,791,998
Darden Restaurants, Inc.	8,977	1,419,712
Domino’s Pizza, Inc.	2,623	1,086,473
Expedia Group, Inc.(a)	9,547	1,327,892
Hilton Worldwide Holdings, Inc.	18,804	4,130,111
Las Vegas Sands Corp.	27,454	1,070,431
Marriott International, Inc., Class A	18,043	4,234,512
McDonald’s Corp.	54,198	15,644,795
MGM Resorts International(a)	18,872	709,398
Norwegian Cruise Line Holdings Ltd.(a)	32,265	577,221
Royal Caribbean Cruises Ltd.(a)	17,805	2,931,059
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	85,183	8,055,756
Wynn Resorts Ltd.	7,101	545,925
Yum! Brands, Inc.	21,180	2,857,606
Total		66,120,135
Household Durables 0.4%
D.R. Horton, Inc.	22,289	4,207,272
Garmin Ltd.	11,556	2,118,099
Lennar Corp., Class A	18,415	3,352,635
Mohawk Industries, Inc.(a)	3,986	618,388
NVR, Inc.(a)	236	2,164,700
PulteGroup, Inc.	15,818	2,082,440
Total		14,543,534
Leisure Products 0.0%
Hasbro, Inc.	9,841	670,762
Specialty Retail 1.9%
AutoZone, Inc.(a)	1,301	4,139,106
Bath & Body Works, Inc.	16,820	517,383
Best Buy Co., Inc.	14,481	1,453,892
CarMax, Inc.(a)	11,836	1,000,734
Home Depot, Inc. (The)	74,529	27,463,937
Lowe’s Companies, Inc.	43,031	10,693,204
O’Reilly Automotive, Inc.(a)	4,429	5,004,637
Ross Stores, Inc.	25,216	3,797,782
TJX Companies, Inc. (The)	85,168	9,987,651
Tractor Supply Co.	8,108	2,169,295
Ulta Beauty, Inc.(a)	3,605	1,271,988
Total		67,499,609
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	1,930	1,851,430
lululemon athletica, Inc.(a)	8,617	2,235,853
NIKE, Inc., Class B	91,106	7,590,952
Ralph Lauren Corp.	2,936	502,819
Tapestry, Inc.	17,280	707,962
Total		12,889,016
Total Consumer Discretionary		345,033,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.9%
Beverages 1.4%
Brown-Forman Corp., Class B	13,463	613,778
Coca-Cola Co. (The)	291,577	21,130,585
Constellation Brands, Inc., Class A	12,108	2,914,517
Keurig Dr. Pepper, Inc.	78,497	2,873,775
Molson Coors Beverage Co., Class B	13,675	738,040
Monster Beverage Corp.(a)	53,341	2,513,962
PepsiCo, Inc.	103,389	17,873,890
Total		48,658,547
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	33,353	29,763,550
Dollar General Corp.	16,520	1,370,664
Dollar Tree, Inc.(a)	15,585	1,316,777
Kroger Co. (The)	50,340	2,678,591
Sysco Corp.	37,450	2,919,976
Target Corp.	34,792	5,344,747
Walgreens Boots Alliance, Inc.	53,850	498,113
Walmart, Inc.	321,247	24,809,906
Total		68,702,324
Food Products 0.7%
Archer-Daniels-Midland Co.	37,184	2,267,852
Bunge Global SA	10,648	1,079,494
Campbell Soup Co.	14,796	735,657
ConAgra Foods, Inc.	35,952	1,121,702
General Mills, Inc.	42,456	3,069,144
Hershey Co. (The)	11,101	2,143,159
Hormel Foods Corp.	21,830	710,567
JM Smucker Co. (The)	7,985	915,720
Kellanova	19,797	1,595,836
Kraft Heinz Co. (The)	59,358	2,103,054
Lamb Weston Holdings, Inc.	10,859	672,389
McCormick & Co., Inc.	18,932	1,515,128
Mondelez International, Inc., Class A	100,875	7,243,834
Tyson Foods, Inc., Class A	21,509	1,383,244
Total		26,556,780
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	18,389	1,873,471
Clorox Co. (The)	9,339	1,478,457
Colgate-Palmolive Co.	61,700	6,571,050
Kimberly-Clark Corp.	25,322	3,663,081
Procter & Gamble Co. (The)	177,491	30,446,806
Total		44,032,865
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	17,524	1,606,250
Kenvue, Inc.	144,001	3,160,822
Total		4,767,072
Tobacco 0.6%
Altria Group, Inc.	129,172	6,945,579
Philip Morris International, Inc.	116,908	14,413,587
Total		21,359,166
Total Consumer Staples		214,076,754
Energy 3.5%
Energy Equipment & Services 0.3%
Baker Hughes Co.	75,053	2,639,614
Halliburton Co.	66,578	2,069,910
Schlumberger NV	107,492	4,728,573
Total		9,438,097
Oil, Gas & Consumable Fuels 3.2%
APA Corp.	27,078	771,452
Chevron Corp.	128,896	19,070,163
ConocoPhillips Co.	87,953	10,008,172
Coterra Energy, Inc.	55,969	1,361,726
Devon Energy Corp.	47,529	2,128,349
Diamondback Energy, Inc.	13,412	2,616,815
EOG Resources, Inc.	43,220	5,567,600
EQT Corp.	44,632	1,495,618
Exxon Mobil Corp.(b)	337,358	39,788,003
Hess Corp.	20,785	2,869,577
Kinder Morgan, Inc.	145,208	3,132,137
Marathon Oil Corp.	42,418	1,215,276
Marathon Petroleum Corp.	26,497	4,693,149
Occidental Petroleum Corp.	50,636	2,885,239
ONEOK, Inc.	43,892	4,053,865
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	31,883	4,473,504
Targa Resources Corp.	16,674	2,449,411
Valero Energy Corp.	24,591	3,608,237
Williams Companies, Inc. (The)	91,655	4,195,049
Total		116,383,342
Total Energy		125,821,439
Financials 13.2%
Banks 3.3%
Bank of America Corp.	511,665	20,850,349
Citigroup, Inc.	143,447	8,985,520
Citizens Financial Group, Inc.	34,219	1,473,128
Fifth Third Bancorp	51,443	2,196,102
Huntington Bancshares, Inc.	108,989	1,631,565
JPMorgan Chase & Co.	215,960	48,547,808
KeyCorp	70,907	1,209,673
M&T Bank Corp.	12,548	2,159,636
PNC Financial Services Group, Inc. (The)	29,924	5,538,633
Regions Financial Corp.	68,874	1,613,029
Truist Financial Corp.	100,630	4,474,010
U.S. Bancorp	117,352	5,542,535
Wells Fargo & Co.	262,184	15,329,899
Total		119,551,887
Capital Markets 3.0%
Ameriprise Financial, Inc.(c)	7,470	3,357,316
Bank of New York Mellon Corp. (The)	56,239	3,836,625
BlackRock, Inc.	10,505	9,473,514
Blackstone, Inc.	53,744	7,650,996
Cboe Global Markets, Inc.	7,908	1,624,303
Charles Schwab Corp. (The)	112,273	7,308,972
CME Group, Inc.	27,078	5,841,808
FactSet Research Systems, Inc.	2,866	1,211,859
Franklin Resources, Inc.	22,551	456,432
Goldman Sachs Group, Inc. (The)	24,250	12,373,562
Intercontinental Exchange, Inc.	43,136	6,968,621
Invesco Ltd.	33,829	578,138
KKR & Co., Inc., Class A	50,052	6,194,936
MarketAxess Holdings, Inc.	2,850	690,811
Moody’s Corp.	11,810	5,760,209
Morgan Stanley	94,108	9,750,530
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	5,958	3,459,155
Nasdaq, Inc.	31,119	2,243,057
Northern Trust Corp.	15,386	1,403,357
Raymond James Financial, Inc.	14,029	1,677,448
S&P Global, Inc.	24,073	12,355,229
State Street Corp.	22,656	1,973,338
T. Rowe Price Group, Inc.	16,793	1,780,730
Total		107,970,946
Consumer Finance 0.6%
American Express Co.	42,734	11,053,149
Capital One Financial Corp.	28,735	4,222,034
Discover Financial Services	18,846	2,614,129
Synchrony Financial	30,198	1,517,751
Total		19,407,063
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	136,146	64,794,604
Corpay, Inc.(a)	5,284	1,667,366
Fidelity National Information Services, Inc.	41,832	3,449,049
Fiserv, Inc.(a)	44,002	7,682,749
Global Payments, Inc.	19,196	2,130,948
Jack Henry & Associates, Inc.	5,482	948,551
MasterCard, Inc., Class A	61,742	29,842,378
PayPal Holdings, Inc.(a)	78,667	5,697,851
Visa, Inc., Class A	118,382	32,717,233
Total		148,930,729
Insurance 2.2%
Aflac, Inc.	38,886	4,291,460
Allstate Corp. (The)	19,847	3,749,892
American International Group, Inc.	49,910	3,845,565
Aon PLC, Class A	16,352	5,620,509
Arch Capital Group Ltd.(a)	28,124	3,180,543
Arthur J Gallagher & Co.	16,432	4,807,510
Assurant, Inc.	3,910	767,729
Brown & Brown, Inc.	17,805	1,871,840
Chubb Ltd.	30,537	8,678,005
Cincinnati Financial Corp.	11,774	1,613,391
Everest Group Ltd.	3,268	1,281,840
Globe Life, Inc.	6,315	663,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	22,242	2,582,296
Loews Corp.	13,653	1,118,727
Marsh & McLennan Companies, Inc.	37,055	8,430,383
MetLife, Inc.	44,922	3,480,557
Principal Financial Group, Inc.	16,216	1,320,307
Progressive Corp. (The)	44,047	11,108,653
Prudential Financial, Inc.	26,998	3,271,078
Travelers Companies, Inc. (The)	17,221	3,927,593
Willis Towers Watson PLC	7,689	2,246,034
WR Berkley Corp.	22,784	1,360,205
Total		79,217,508
Total Financials		475,078,133
Health Care 12.0%
Biotechnology 1.9%
AbbVie, Inc.	132,800	26,069,968
Amgen, Inc.	40,342	13,467,370
Biogen, Inc.(a)	10,949	2,241,917
Gilead Sciences, Inc.	93,693	7,401,747
Incyte Corp.(a)	11,956	785,031
Moderna, Inc.(a)	25,074	1,940,728
Regeneron Pharmaceuticals, Inc.(a)	7,977	9,450,272
Vertex Pharmaceuticals, Inc.(a)	19,407	9,623,737
Total		70,980,770
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	130,827	14,818,774
Align Technology, Inc.(a)	5,265	1,248,963
Baxter International, Inc.	38,322	1,453,937
Becton Dickinson & Co.	21,734	5,268,539
Boston Scientific Corp.(a)	110,563	9,042,948
Cooper Cos, Inc. (The)(a)	14,947	1,580,346
DexCom, Inc.(a)	29,907	2,073,752
Edwards Lifesciences Corp.(a)	45,318	3,170,447
GE HealthCare Technologies, Inc.	31,925	2,707,879
Hologic, Inc.(a)	17,551	1,425,843
IDEXX Laboratories, Inc.(a)	6,211	2,989,541
Insulet Corp.(a)	5,267	1,067,990
Intuitive Surgical, Inc.(a)	26,675	13,140,905
Medtronic PLC	99,857	8,845,333
ResMed, Inc.	11,048	2,706,981
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Solventum Corp.(a)	10,391	666,167
STERIS PLC	7,431	1,791,614
Stryker Corp.	25,497	9,189,629
Teleflex, Inc.	3,542	868,392
Zimmer Biomet Holdings, Inc.	15,472	1,786,397
Total		85,844,377
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	18,317	2,064,692
Cencora, Inc.	12,450	2,982,647
Centene Corp.(a)	40,133	3,163,684
Cigna Group (The)	21,363	7,729,347
CVS Health Corp.	94,409	5,403,971
DaVita, Inc.(a)	3,891	587,230
Elevance Health, Inc.	17,479	9,733,880
HCA Healthcare, Inc.	14,576	5,766,120
Henry Schein, Inc.(a)	9,630	679,397
Humana, Inc.	9,062	3,212,207
Labcorp Holdings, Inc.	6,339	1,457,273
McKesson Corp.	9,775	5,484,557
Molina Healthcare, Inc.(a)	4,407	1,541,525
Quest Diagnostics, Inc.	8,355	1,311,484
UnitedHealth Group, Inc.	69,216	40,851,283
Universal Health Services, Inc., Class B	4,488	1,068,009
Total		93,037,306
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	22,039	3,149,814
Bio-Rad Laboratories, Inc., Class A(a)	1,534	517,449
Bio-Techne Corp.	11,851	876,856
Charles River Laboratories International, Inc.(a)	3,874	766,084
Danaher Corp.	49,575	13,351,043
IQVIA Holdings, Inc.(a)	13,702	3,446,738
Mettler-Toledo International, Inc.(a)	1,606	2,311,162
Revvity, Inc.	9,281	1,137,294
Thermo Fisher Scientific, Inc.	28,706	17,656,199
Waters Corp.(a)	4,461	1,545,067
West Pharmaceutical Services, Inc.	5,478	1,718,065
Total		46,475,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	152,445	7,614,628
Catalent, Inc.(a)	13,610	829,666
Eli Lilly & Co.	60,038	57,637,681
Johnson & Johnson	180,991	30,019,167
Merck & Co., Inc.	190,476	22,561,882
Pfizer, Inc.	426,149	12,362,583
Viatris, Inc.	89,543	1,081,679
Zoetis, Inc.	34,315	6,296,459
Total		138,403,745
Total Health Care		434,741,969
Industrials 8.4%
Aerospace & Defense 2.0%
Axon Enterprise, Inc.(a)	5,335	1,947,115
Boeing Co. (The)(a)	43,396	7,539,621
General Dynamics Corp.	17,098	5,118,457
General Electric Co.	82,319	14,374,544
Howmet Aerospace, Inc.	29,162	2,818,799
Huntington Ingalls Industries, Inc.	2,966	838,696
L3Harris Technologies, Inc.	14,265	3,376,097
Lockheed Martin Corp.	16,059	9,123,118
Northrop Grumman Corp.	10,463	5,474,346
RTX Corp.	99,985	12,332,150
Textron, Inc.	14,341	1,307,899
TransDigm Group, Inc.	4,208	5,778,468
Total		70,029,310
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	8,806	911,509
Expeditors International of Washington, Inc.	10,623	1,310,984
FedEx Corp.	17,026	5,086,858
United Parcel Service, Inc., Class B	54,854	7,051,482
Total		14,360,833
Building Products 0.5%
Allegion PLC	6,576	913,012
AO Smith Corp.	9,083	760,429
Builders FirstSource, Inc.(a)	9,179	1,597,146
Carrier Global Corp.	63,016	4,586,304
Johnson Controls International PLC	50,663	3,690,800
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	16,563	1,317,752
Trane Technologies PLC	17,023	6,156,538
Total		19,021,981
Commercial Services & Supplies 0.6%
Cintas Corp.	6,486	5,222,008
Copart, Inc.(a)	65,798	3,484,662
Republic Services, Inc.	15,395	3,205,393
Rollins, Inc.	21,121	1,059,852
Veralto Corp.	16,522	1,857,569
Waste Management, Inc.	27,448	5,820,074
Total		20,649,558
Construction & Engineering 0.1%
Quanta Services, Inc.	11,009	3,028,906
Electrical Equipment 0.7%
AMETEK, Inc.	17,407	2,977,467
Eaton Corp. PLC	30,066	9,228,158
Emerson Electric Co.	43,024	4,534,299
GE Vernova, Inc.(a)	20,612	4,143,012
Generac Holdings, Inc.(a)	4,558	713,464
Hubbell, Inc.	4,037	1,614,477
Rockwell Automation, Inc.	8,573	2,332,113
Total		25,542,990
Ground Transportation 1.0%
CSX Corp.	147,018	5,038,307
JB Hunt Transport Services, Inc.	6,131	1,061,889
Norfolk Southern Corp.	16,990	4,352,158
Old Dominion Freight Line, Inc.	13,399	2,583,327
Uber Technologies, Inc.(a)	157,140	11,491,648
Union Pacific Corp.	45,883	11,750,178
Total		36,277,507
Industrial Conglomerates 0.4%
3M Co.	41,615	5,605,124
Honeywell International, Inc.	48,972	10,181,769
Total		15,786,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	36,779	13,097,002
Cummins, Inc.	10,286	3,217,975
Deere & Co.	19,468	7,509,586
Dover Corp.	10,335	1,922,620
Fortive Corp.	26,474	1,969,666
IDEX Corp.	5,693	1,175,491
Illinois Tool Works, Inc.	20,421	5,170,189
Ingersoll Rand, Inc.	30,341	2,774,685
Nordson Corp.	4,086	1,048,304
Otis Worldwide Corp.	30,407	2,879,239
PACCAR, Inc.	39,418	3,791,223
Parker-Hannifin Corp.	9,667	5,802,133
Pentair PLC	12,486	1,107,383
Snap-On, Inc.	3,965	1,125,029
Stanley Black & Decker, Inc.	11,572	1,184,510
Westinghouse Air Brake Technologies Corp.	13,265	2,249,346
Xylem, Inc.	18,233	2,507,585
Total		58,531,966
Passenger Airlines 0.1%
American Airlines Group, Inc.(a)	49,340	523,991
Delta Air Lines, Inc.	48,530	2,062,040
Southwest Airlines Co.	45,006	1,301,573
United Airlines Holdings, Inc.(a)	24,727	1,088,977
Total		4,976,581
Professional Services 0.7%
Automatic Data Processing, Inc.	30,781	8,492,786
Broadridge Financial Solutions, Inc.	8,888	1,891,900
Dayforce, Inc.(a)	11,875	678,894
Equifax, Inc.	9,296	2,855,080
Jacobs Solutions, Inc.	9,416	1,420,686
Leidos Holdings, Inc.	10,168	1,611,730
Paychex, Inc.	24,093	3,161,001
Paycom Software, Inc.	3,615	588,450
Verisk Analytics, Inc.	10,730	2,927,358
Total		23,627,885
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	43,058	2,940,000
United Rentals, Inc.	5,008	3,712,230
W.W. Grainger, Inc.	3,290	3,240,387
Total		9,892,617
Total Industrials		301,727,027
Information Technology 30.7%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	19,089	6,745,671
Cisco Systems, Inc.	304,514	15,390,137
F5, Inc.(a)	4,408	895,485
Juniper Networks, Inc.	24,440	950,227
Motorola Solutions, Inc.	12,543	5,544,508
Total		29,526,028
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	90,335	6,093,096
CDW Corp.	10,107	2,280,544
Corning, Inc.	57,979	2,426,421
Jabil, Inc.	9,069	991,060
Keysight Technologies, Inc.(a)	13,127	2,023,133
TE Connectivity Ltd.	23,029	3,537,254
Teledyne Technologies, Inc.(a)	3,566	1,543,365
Trimble Navigation Ltd.(a)	18,365	1,041,112
Zebra Technologies Corp., Class A(a)	3,867	1,335,584
Total		21,271,569
IT Services 1.1%
Accenture PLC, Class A	47,283	16,168,422
Akamai Technologies, Inc.(a)	11,455	1,166,577
Cognizant Technology Solutions Corp., Class A	37,391	2,907,898
EPAM Systems, Inc.(a)	4,360	875,314
Gartner, Inc.(a)	5,838	2,872,062
GoDaddy, Inc., Class A(a)	10,599	1,774,379
International Business Machines Corp.	69,082	13,963,545
VeriSign, Inc.(a)	6,517	1,198,476
Total		40,926,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.(a)	121,553	18,057,914
Analog Devices, Inc.	37,294	8,758,123
Applied Materials, Inc.	62,487	12,326,186
Broadcom, Inc.	327,600	53,339,832
Enphase Energy, Inc.(a)	10,232	1,238,481
First Solar, Inc.(a)	8,050	1,830,329
Intel Corp.	320,142	7,055,930
KLA Corp.	10,125	8,296,729
Lam Research Corp.	9,832	8,072,170
Microchip Technology, Inc.	40,639	3,338,900
Micron Technology, Inc.	83,278	8,014,675
Monolithic Power Systems, Inc.	3,660	3,420,929
NVIDIA Corp.	1,849,886	220,820,892
NXP Semiconductors NV	19,228	4,929,290
ON Semiconductor Corp.(a)	32,355	2,519,484
Qorvo, Inc.(a)	7,261	841,477
QUALCOMM, Inc.	84,078	14,738,873
Skyworks Solutions, Inc.	12,066	1,322,313
Teradyne, Inc.	11,740	1,605,210
Texas Instruments, Inc.	68,472	14,676,288
Total		395,204,025
Software 10.0%
Adobe, Inc.(a)	33,691	19,352,447
ANSYS, Inc.(a)	6,565	2,110,122
Autodesk, Inc.(a)	16,087	4,156,881
Cadence Design Systems, Inc.(a)	20,465	5,503,652
Crowdstrike Holdings, Inc., Class A(a)	17,347	4,809,976
Fair Isaac Corp.(a)	1,858	3,214,842
Fortinet, Inc.(a)	47,684	3,657,840
Gen Digital, Inc.	41,438	1,096,449
Intuit, Inc.	21,055	13,270,124
Microsoft Corp.(b)	558,937	233,154,980
Oracle Corp.	119,885	16,938,552
Palo Alto Networks, Inc.(a)	24,298	8,813,371
PTC, Inc.(a)	9,005	1,612,705
Roper Technologies, Inc.	8,050	4,463,001
Salesforce, Inc.	73,042	18,472,322
ServiceNow, Inc.(a)	15,417	13,181,535
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	11,472	5,960,622
Tyler Technologies, Inc.(a)	3,193	1,877,069
Total		361,646,490
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	1,083,989	248,233,481
Hewlett Packard Enterprise Co.	97,765	1,893,708
HP, Inc.	64,904	2,348,227
NetApp, Inc.	15,520	1,873,574
Seagate Technology Holdings PLC	14,687	1,462,091
Super Micro Computer, Inc.(a)	3,787	1,657,570
Western Digital Corp.(a)	24,556	1,610,628
Total		259,079,279
Total Information Technology		1,107,654,064
Materials 2.2%
Chemicals 1.5%
Air Products & Chemicals, Inc.	16,718	4,661,814
Albemarle Corp.	8,838	797,629
Celanese Corp., Class A	7,557	986,944
CF Industries Holdings, Inc.	13,746	1,142,155
Corteva, Inc.	52,416	3,003,437
Dow, Inc.	52,884	2,833,525
DuPont de Nemours, Inc.	31,443	2,649,073
Eastman Chemical Co.	8,848	905,770
Ecolab, Inc.	19,114	4,839,283
FMC Corp.	9,387	606,212
International Flavors & Fragrances, Inc.	19,203	1,996,920
Linde PLC	36,152	17,289,694
LyondellBasell Industries NV, Class A	19,346	1,909,450
Mosaic Co. (The)	24,170	690,537
PPG Industries, Inc.	17,700	2,296,221
Sherwin-Williams Co. (The)	17,542	6,479,489
Total		53,088,153
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,636	2,476,366
Vulcan Materials Co.	9,946	2,438,858
Total		4,915,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	108,695	1,243,471
Avery Dennison Corp.	6,058	1,343,967
Ball Corp.	23,342	1,489,453
International Paper Co.	26,121	1,264,779
Packaging Corp. of America	6,704	1,404,756
Smurfit WestRock PLC	39,049	1,851,704
Total		8,598,130
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	108,029	4,783,524
Newmont Corp.	86,720	4,629,981
Nucor Corp.	18,031	2,739,089
Steel Dynamics, Inc.	11,108	1,327,517
Total		13,480,111
Total Materials		80,081,618
Real Estate 2.3%
Diversified REITs 0.0%
Federal Realty Investment Trust	5,615	645,725
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	11,837	1,415,350
Healthpeak Properties, Inc.	52,927	1,179,214
Ventas, Inc.	30,441	1,890,690
Welltower, Inc.	44,966	5,426,497
Total		9,911,751
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	53,022	938,489
Industrial REITs 0.3%
Prologis, Inc.	69,627	8,899,723
Office REITs 0.0%
BXP, Inc.	10,867	817,416
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	22,682	2,611,605
CoStar Group, Inc.(a)	30,709	2,373,806
Total		4,985,411
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	10,678	2,410,345
Camden Property Trust	8,012	1,003,102
Equity Residential	25,935	1,942,013
Essex Property Trust, Inc.	4,829	1,457,344
Invitation Homes, Inc.	43,301	1,595,209
Mid-America Apartment Communities, Inc.	8,786	1,426,583
UDR, Inc.	22,784	1,014,116
Total		10,848,712
Retail REITs 0.3%
Kimco Realty Corp.	50,189	1,167,396
Realty Income Corp.	65,485	4,067,274
Regency Centers Corp.	12,367	898,957
Simon Property Group, Inc.	24,512	4,102,083
Total		10,235,710
Specialized REITs 1.0%
American Tower Corp.	35,118	7,868,539
Crown Castle, Inc.	32,678	3,660,590
Digital Realty Trust, Inc.	24,404	3,699,890
Equinix, Inc.	7,137	5,954,827
Extra Space Storage, Inc.	15,923	2,818,371
Iron Mountain, Inc.	22,045	2,496,817
Public Storage	11,894	4,088,206
SBA Communications Corp.	8,080	1,831,413
VICI Properties, Inc.	78,451	2,626,539
Weyerhaeuser Co.	54,825	1,671,614
Total		36,716,806
Total Real Estate		83,999,743
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	19,281	1,123,504
American Electric Power Co., Inc.	39,642	3,975,300
Constellation Energy Corp.	23,707	4,663,167
Duke Energy Corp.	58,040	6,613,658
Edison International	28,935	2,518,213
Entergy Corp.	16,059	1,938,161
Evergy, Inc.	17,292	1,022,649
Eversource Energy	26,491	1,788,937
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	75,207	2,864,634
FirstEnergy Corp.	38,953	1,710,816
NextEra Energy, Inc.	154,509	12,439,519
NRG Energy, Inc.	15,678	1,332,787
PG&E Corp.	160,713	3,166,046
Pinnacle West Capital Corp.	8,540	747,421
PPL Corp.	55,481	1,770,399
Southern Co. (The)	82,230	7,104,672
Xcel Energy, Inc.	41,786	2,558,557
Total		57,338,440
Gas Utilities 0.0%
Atmos Energy Corp.	11,347	1,483,507
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	53,445	915,513
Vistra Corp.	24,562	2,098,331
Total		3,013,844
Multi-Utilities 0.6%
Ameren Corp.	20,056	1,654,821
CenterPoint Energy, Inc.	48,110	1,313,403
CMS Energy Corp.	22,458	1,524,000
Consolidated Edison, Inc.	26,008	2,641,372
Dominion Energy, Inc.	63,037	3,523,768
DTE Energy Co.	15,562	1,945,561
NiSource, Inc.	33,714	1,114,585
Public Service Enterprise Group, Inc.	37,457	3,024,653
Sempra	47,592	3,911,111
WEC Energy Group, Inc.	23,751	2,209,555
Total		22,862,829
Water Utilities 0.1%
American Water Works Co., Inc.	14,651	2,096,851
Total Utilities		86,795,471
Total Common Stocks (Cost $753,118,643)		3,567,531,502

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(c),(d)	51,739,493	51,729,146
Total Money Market Funds (Cost $51,725,374)		51,729,146
Total Investments in Securities (Cost: $804,844,017)		3,619,260,648
Other Assets & Liabilities, Net		(7,184,590)
Net Assets		3,612,076,058
At August 31, 2024, securities and/or cash totaling $11,256,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	158	09/2024	USD	44,721,900	2,796,780	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,198,998	107,454	(115,409)	166,273	3,357,316	157,956	22,806	7,470
Columbia Short-Term Cash Fund, 5.521%
	29,254,110	356,157,415	(333,682,882)	503	51,729,146	(260)	1,255,152	51,739,493
Total	32,453,108			166,776	55,086,462	157,696	1,277,958

(d)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	312,521,950	—	—	312,521,950
Consumer Discretionary	345,033,334	—	—	345,033,334
Consumer Staples	214,076,754	—	—	214,076,754
Energy	125,821,439	—	—	125,821,439
Financials	475,078,133	—	—	475,078,133
Health Care	434,741,969	—	—	434,741,969
Industrials	301,727,027	—	—	301,727,027
Information Technology	1,107,654,064	—	—	1,107,654,064
Materials	80,081,618	—	—	80,081,618
Real Estate	83,999,743	—	—	83,999,743
Utilities	86,795,471	—	—	86,795,471
Total Common Stocks	3,567,531,502	—	—	3,567,531,502
Money Market Funds	51,729,146	—	—	51,729,146
Total Investments in Securities	3,619,260,648	—	—	3,619,260,648
Investments in Derivatives
Asset
Futures Contracts	2,796,780	—	—	2,796,780
Total	3,622,057,428	—	—	3,622,057,428
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $752,963,489)	$3,564,174,186
Affiliated issuers (cost $51,880,528)	55,086,462
Receivable for:
Capital shares sold	1,005,425
Dividends	4,348,030
Foreign tax reclaims	2,953
Variation margin for futures contracts	515,100
Expense reimbursement due from Investment Manager	74
Total assets	3,625,132,230
Liabilities
Payable for:
Capital shares redeemed	12,687,653
Variation margin for futures contracts	5,884
Management services fees	19,600
Distribution and/or service fees	3,456
Compensation of board members	4,593
Deferred compensation of board members	334,986
Total liabilities	13,056,172
Net assets applicable to outstanding capital stock	$3,612,076,058
Represented by
Paid in capital	690,169,026
Total distributable earnings (loss)	2,921,907,032
Total - representing net assets applicable to outstanding capital stock	$3,612,076,058
Class A
Net assets	$511,206,681
Shares outstanding	8,514,516
Net asset value per share	$60.04
Institutional Class
Net assets	$2,571,317,160
Shares outstanding	42,339,784
Net asset value per share	$60.73
Institutional 2 Class
Net assets	$221,230,522
Shares outstanding	3,548,623
Net asset value per share	$62.34
Institutional 3 Class
Net assets	$308,321,695
Shares outstanding	5,219,144
Net asset value per share	$59.08
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Statement of Operations
Six Months Ended August 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,487,420
Dividends — affiliated issuers	1,277,958
Interfund lending	1,937
Foreign taxes withheld	(6,048)
Total income	24,761,267
Expenses:
Management services fees	3,476,236
Distribution and/or service fees
Class A	624,804
Interest on collateral	1,083
Compensation of board members	22,321
Deferred compensation of board members	40,150
Total expenses	4,164,594
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,947)
Total net expenses	4,111,647
Net investment income	20,649,620
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	101,527,699
Investments — affiliated issuers	157,696
Futures contracts	6,637,190
Net realized gain	108,322,585
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	258,314,709
Investments — affiliated issuers	166,776
Futures contracts	101,412
Net change in unrealized appreciation (depreciation)	258,582,897
Net realized and unrealized gain	366,905,482
Net increase in net assets resulting from operations	$387,555,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Operations
Net investment income	$20,649,620	$43,057,868
Net realized gain	108,322,585	185,008,486
Net change in unrealized appreciation (depreciation)	258,582,897	588,229,579
Net increase in net assets resulting from operations	387,555,102	816,295,933
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,393,042)	(39,258,504)
Institutional Class	(31,899,498)	(187,383,754)
Institutional 2 Class	(3,154,482)	(18,423,861)
Institutional 3 Class	(3,956,202)	(22,091,230)
Total distributions to shareholders	(45,403,224)	(267,157,349)
Decrease in net assets from capital stock activity	(85,188,717)	(9,576,496)
Total increase in net assets	256,963,161	539,562,088
Net assets at beginning of period	3,355,112,897	2,815,550,809
Net assets at end of period	$3,612,076,058	$3,355,112,897

	Six Months Ended		Year Ended
	August 31, 2024 (Unaudited)		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	690,954	39,150,308	1,622,466	80,392,630
Distributions reinvested	100,957	5,819,168	729,475	36,100,956
Shares redeemed	(1,285,930)	(73,386,899)	(2,815,952)	(140,113,417)
Net decrease	(494,019)	(28,417,423)	(464,011)	(23,619,831)
Institutional Class
Shares sold	2,308,612	132,208,843	5,316,519	267,470,661
Distributions reinvested	519,149	30,250,837	3,548,734	177,417,232
Shares redeemed	(3,761,565)	(217,806,855)	(7,933,344)	(400,832,931)
Net increase (decrease)	(933,804)	(55,347,175)	931,909	44,054,962
Institutional 2 Class
Shares sold	262,286	15,359,942	713,556	36,948,331
Distributions reinvested	52,359	3,132,107	356,714	18,291,275
Shares redeemed	(1,075,039)	(64,086,788)	(870,152)	(44,707,681)
Net increase (decrease)	(760,394)	(45,594,739)	200,118	10,531,925
Institutional 3 Class
Shares sold	2,527,308	135,010,641	3,901,133	183,421,793
Distributions reinvested	29,260	1,658,474	156,934	7,638,491
Shares redeemed	(1,642,956)	(92,498,495)	(4,725,352)	(231,603,836)
Net increase (decrease)	913,612	44,170,620	(667,285)	(40,543,552)
Total net increase (decrease)	(1,274,605)	(85,188,717)	731	(9,576,496)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Large Cap Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2024 (Unaudited)	$54.61	0.28	5.88	6.16	(0.11)	(0.62)	(0.73)
Year Ended 2/29/2024	$45.89	0.60	12.54	13.14	(0.61)	(3.81)	(4.42)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Year Ended 2/28/2021	$47.14	0.73	13.20	13.93	(0.78)	(3.18)	(3.96)
Year Ended 2/29/2020	$48.30	0.84	2.97	3.81	(0.88)	(4.09)	(4.97)
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$55.18	0.35	5.95	6.30	(0.13)	(0.62)	(0.75)
Year Ended 2/29/2024	$46.32	0.73	12.68	13.41	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$47.44	0.86	13.31	14.17	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$48.57	0.98	2.98	3.96	(1.00)	(4.09)	(5.09)
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$56.63	0.36	6.10	6.46	(0.13)	(0.62)	(0.75)
Year Ended 2/29/2024	$47.43	0.75	13.00	13.75	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$48.23	0.88	13.53	14.41	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$49.30	0.99	3.03	4.02	(1.00)	(4.09)	(5.09)
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$53.70	0.35	5.78	6.13	(0.13)	(0.62)	(0.75)
Year Ended 2/29/2024	$45.18	0.72	12.35	13.07	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$46.63	0.83	13.08	13.91	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$47.81	0.98	2.93	3.91	(1.00)	(4.09)	(5.09)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2024 (Unaudited)	$60.04	11.34%	0.45% (c)	0.45% (c)	0.97%	4%	$511,207
Year Ended 2/29/2024	$54.61	29.86%	0.45% (c)	0.45% (c),(d)	1.21%	7%	$491,954
Year Ended 2/28/2023	$45.89	(8.02% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45% (c)	0.45% (c),(d)	0.92%	2%	$529,310
Year Ended 2/28/2021	$57.11	30.69%	0.45% (c)	0.45% (c),(d)	1.43%	11%	$588,972
Year Ended 2/29/2020	$47.14	7.70%	0.45%	0.45% (d)	1.68%	7%	$579,726
Institutional Class
Six Months Ended 8/31/2024 (Unaudited)	$60.73	11.48%	0.20% (c)	0.20% (c)	1.22%	4%	$2,571,317
Year Ended 2/29/2024	$55.18	30.19%	0.20% (c)	0.20% (c),(d)	1.46%	7%	$2,387,952
Year Ended 2/28/2023	$46.32	(7.80% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20% (c)	0.20% (c),(d)	1.17%	2%	$2,497,279
Year Ended 2/28/2021	$57.52	31.02%	0.20% (c)	0.20% (c),(d)	1.67%	11%	$2,441,779
Year Ended 2/29/2020	$47.44	7.97%	0.20%	0.20% (d)	1.94%	7%	$2,136,890
Institutional 2 Class
Six Months Ended 8/31/2024 (Unaudited)	$62.34	11.47%	0.20% (c)	0.20% (c)	1.22%	4%	$221,231
Year Ended 2/29/2024	$56.63	30.20%	0.20% (c)	0.20% (c)	1.46%	7%	$244,016
Year Ended 2/28/2023	$47.43	(7.79% )	0.20% (c),(e)	0.20% (c),(e)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20% (c)	0.20% (c)	1.17%	2%	$379,872
Year Ended 2/28/2021	$58.55	31.01%	0.20% (c)	0.20% (c)	1.67%	11%	$383,658
Year Ended 2/29/2020	$48.23	7.97%	0.20%	0.20%	1.93%	7%	$311,674
Institutional 3 Class
Six Months Ended 8/31/2024 (Unaudited)	$59.08	11.48%	0.20% (c)	0.20% (c)	1.25%	4%	$308,322
Year Ended 2/29/2024	$53.70	30.20%	0.20% (c)	0.20% (c)	1.47%	7%	$231,191
Year Ended 2/28/2023	$45.18	(7.81% )	0.20% (c),(e)	0.20% (c),(e)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20% (c)	0.20% (c)	1.10%	2%	$72,594
Year Ended 2/28/2021	$56.45	31.00%	0.20% (c)	0.20% (c)	1.63%	11%	$284,552
Year Ended 2/29/2020	$46.63	7.99%	0.20%	0.20%	1.98%	7%	$51,264
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements
August 31, 2024 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,796,780 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	6,637,190

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	101,412
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	48,335,404
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.

Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
804,844,000	2,852,474,000	(35,261,000)	2,817,213,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $143,292,156 and $256,416,138, respectively, for the six months ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	11,900,000	5.86	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2024.
Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 40.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Index Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Large Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Large Cap Index Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Large Cap Index Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024